Stock-Based Compensation, TDS Consolidated (Details) (USD $)	12 Months Ended				12 Months Ended																						12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 24, 2012 Share Consolidation Amendment	Dec. 31, 2013 Cost of services and products	Dec. 31, 2012 Cost of services and products	Dec. 31, 2011 Cost of services and products	Dec. 31, 2013 Selling, general and administrative expense	Dec. 31, 2012 Selling, general and administrative expense	Dec. 31, 2011 Selling, general and administrative expense	Dec. 31, 2013 Long-Term Incentive Plans Stock Options	Dec. 31, 2012 Long-Term Incentive Plans Stock Options	Dec. 31, 2011 Long-Term Incentive Plans Stock Options	Dec. 31, 2013 Long-Term Incentive Plans Restricted Stock Units	Dec. 31, 2012 Long-Term Incentive Plans Restricted Stock Units	Dec. 31, 2011 Long-Term Incentive Plans Restricted Stock Units	Dec. 31, 2013 Long-Term Incentive Plans Deferred Compensation Stock Units	Dec. 31, 2012 Long-Term Incentive Plans Deferred Compensation Stock Units	Dec. 31, 2011 Long-Term Incentive Plans Deferred Compensation Stock Units	Dec. 31, 2011 Employee Stock Purchase Plans	Dec. 31, 2013 Non-Employee Directors' Plan	Dec. 31, 2012 Non-Employee Directors' Plan	Dec. 31, 2011 Non-Employee Directors' Plan	Jan. 24, 2012 Common Shares Share Consolidation Amendment	Jan. 24, 2012 Special Common Shares Share Consolidation Amendment	Jan. 24, 2012 Series A Common Shares Share Consolidation Amendment	Dec. 31, 2013 TDS Parent Company 2011 and 2004 Long-Term Incentive Plans	Dec. 31, 2013 TDS Parent Company 2011 and 2004 Long-Term Incentive Plans Stock Options	Dec. 31, 2013 TDS Parent Company 2011 and 2004 Long-Term Incentive Plans Stock Options Minimum	Dec. 31, 2013 TDS Parent Company 2011 and 2004 Long-Term Incentive Plans Stock Options Maximum	Dec. 31, 2013 TDS Parent Company 2011 and 2004 Long-Term Incentive Plans Restricted Stock Units	Dec. 31, 2013 TDS Parent Company 2011 and 2004 Long-Term Incentive Plans Deferred Compensation Stock Units	Dec. 31, 2013 TDS Parent Company Employee Stock Purchase Plans	Dec. 31, 2013 TDS Parent Company Common Shares 2011 and 2004 Long-Term Incentive Plans	Dec. 31, 2013 TDS Parent Company Common Shares Non-Employee Directors' Plan	Dec. 31, 2013 TDS Parent Company Common Shares Automatic Dividend Reinvestment and Stock Purchase Plans	Dec. 31, 2013 TDS Parent Company Series A Common Shares Series A Common Share Automatic Dividend Reinvestment Plan
Stock-based compensation, overview
Terms of award																											Under the TDS Long-Term Incentive Plans, TDS may grant fixed and performance based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees. On January 13, 2012, TDS shareholders approved Amendments to the Restated Certificate of Incorporation of TDS which included both a Share Consolidation Amendment and adoption of the TDS 2011 Long-Term Incentive Plan, which replaced the TDS 2004 Long-Term Incentive Plan.	Stock options granted to key employees are exercisable over a specified period not in excess of ten years. Stock options generally vest over periods up to three years from the date of grant. Stock options outstanding at December 31, 2013 expire between 2014 and 2023. However, vested stock options typically expire 30 days after the effective date of an employee’s termination of employment for reasons other than retirement. Employees who leave at the age of retirement have 90 days (or one year if they satisfy certain requirements) within which to exercise their vested stock options. The exercise price of options equals the market value of TDS common stock on the date of grant.			TDS also grants restricted stock unit awards to key employees. As of December 31, 2011, each restricted stock unit outstanding was convertible into one Special Common Share upon the vesting of such restricted stock units. As a result of the Share Consolidation Amendment each outstanding restricted stock unit was reclassified and became convertible into one Common Share Award. The restricted stock unit awards currently outstanding were granted in 2012 and 2013 and will vest in December 2014 and May 2016, respectively.	Certain TDS employees may elect to defer receipt of all or a portion of their annual bonuses and to receive a company matching contribution on the amount deferred. All bonus compensation that is deferred by employees electing to participate is immediately vested and is deemed to be invested in TDS Common Share units. The amount of TDS’ matching contribution depends on the portion of the annual bonus that is deferred. Participants receive a 25% stock unit match for amounts deferred up to 50% of their total annual bonus and a 33% match for amounts that exceed 50% of their total annual bonus; such matching contributions also are deemed to be invested in TDS Common Share units.	The TDS 2009 Employee Stock Purchase Plan was terminated in the fourth quarter of 2011.
Stock options expiration date																													Mar. 29, 2014	May 10, 2023
Shares reserved for equity awards granted and to be granted																																		13,315,000	200,000	1,403,000	179,000
Share conversion ratio, Common shares																								1.087	1	1.087
Share conversion ratio, Tandem Options				2.087
Stock based compensation
Stock-based compensation expense	$ 30,338,000	$ 41,871,000	$ 36,837,000		$ 3,208,000	$ 3,308,000	$ 2,888,000	$ 27,130,000	$ 38,563,000	$ 33,949,000	$ 12,973,000	$ 20,884,000	$ 20,443,000	$ 15,535,000	$ 19,025,000	$ 14,905,000	$ 550,000	$ 749,000	$ 124,000	$ 485,000	$ 1,280,000	$ 1,213,000	$ 880,000
Income tax benefit	(11,459,000)	(15,848,000)	(13,862,000)
Total stock-based compensation expense, net of income taxes	18,879,000	26,023,000	22,975,000
Unrecognized compensation cost for all stock-based compensation awards	36,800,000
Weighted average period for recognition of unrecognized compensation cost for all stock-based compensation awards	2 years 2 months
Tax benefit from exercise of stock options and other awards	$ 9,600,000